Annual Fund Operating Expenses	12 Months Ended
	Dec. 31, 2012
Vanguard Managed Payout Growth Focus Fund - Investor Shares | Vanguard Managed Payout Growth Focus Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	0.03%	[1]
Acquired Fund Fees and Expenses	0.32%
Total Annual Fund Operating Expenses	0.35%	[2]
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares | Vanguard Managed Payout Growth and Distribution Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	0.03%	[1]
Acquired Fund Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	0.43%	[2]
Vanguard Managed Payout Distribution Focus Fund - Investor Shares | Vanguard Managed Payout Distribution Focus Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	0.03%	[1]
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	0.51%	[3]

[1]	Other Expenses reflect direct expenses attributable to the Fund's investment in an Irish-domiciled wholly owned subsidiary, which in turn invests in commodity-linked and other investments.
[2]	Total Annual Fund Operating Expenses would be 0.22% if Acquired Fund Short Sale Dividend and Acquired Fund Short Sale Borrowing Expenses were excluded. Vanguard Market Neutral Fund's short sale borrowing and dividend expenses are expected to be offset by amounts the fund earns through short sale-related interest earnings and other investment returns. See "Plain Talk About Acquired Fund Short Sale Borrowing and Dividend Expenses."
[3]	Total Annual Fund Operating Expenses would be 0.21% if Acquired Fund Short Sale Dividend and Acquired Fund Short Sale Borrowing Expenses were excluded. Vanguard Market Neutral Fund's short sale borrowing and dividend expenses are expected to be offset by amounts the fund earns through short sale-related interest earnings and other investment returns. See "Plain Talk About Acquired Fund Short Sale Borrowing and Dividend Expenses."